Redeemable Convertible Preferred Stock - Liquidation (Details) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021 $ / shares
Temporary Equity [Line Items]
Number of times of liquidation preference per share holder is entitled to receive	1.25
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 1.05596
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	1.485
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 1.752
Percentage of holders required for approval of liquidation preference	80.00%
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 2.491